Long-Term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term debt	¥ 220,603	¥ 220,851
Less: Current portion	(203)	(248)
Total long-term debt	220,400	220,603
Unsecured Corporate Bonds | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	220,000	220,000
Unsecured Indebtedness to Financial Institutions | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 603	836
Unsecured Indebtedness to Financial Institutions | Euro Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt		¥ 15